STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Equity [Abstract]
SUMMARY OF STOCKHOLDERS EQUITY

A summary of the changes in stockholders’ equity for the three months ended January 31, 2022 and 2021 is presented below (in thousands, except share data):

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2020	-	$-	78,074,023	$78	$440,840	$(410,738)	$30,180
Stock-based compensation	-	-	-	-	236	-	236
Advaxis public offerings, net of offering costs	-	-	30,666,665	31	8,519	-	8,550
Warrant exercises	-	-	7,390,000	7	2,579	-	2,586
Net Loss	-	-	-	-	-	(3,977)	(3,977)
Balance at January 31, 2021	-	$-	116,130,688	$116	$452,174	$(414,715)	$37,575

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2021	-	$-	145,638,459	$146	$467,342	$(428,600)	$38,888
Stock-based compensation	-	-	-	-	26	-	26
Net Loss	-	-	-	-	-	(365)	(365)
Balance at January 31, 2022	-	$-	145,638,459	$146	$467,368	$(428,965)	$38,549